Schedule of Other Income (Details) - AUD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Other Income [Abstract]
Other income	$ 34,750	$ 63,529
Total other income	$ 34,750	$ 63,529